UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                        (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of May 31, 2014
		Shares	Cost	Value (Note 1)

COMMON STOCKS - 47.73%

Communications - 4.59%
*	Sizmek, Inc.	201,970	$1,926,799	$1,967,188
				1,967,188
Consumer Discretionary - 0.88%
*	Aeropostale, Inc.	96,420	845,348	377,002
				377,002
Consumer Staples - 2.43%
	Tesco PLC	203,850	1,149,962	1,042,081
				1,042,081
Energy - 5.03%
*	BPZ Resources, Inc.	555,270	1,472,675	1,699,126
*	Gordon Creek Energy, Inc.	27,566	52,224	2,416
*	InterOil Corp.	6,900	347,393	456,090
				2,157,632
Financials - 2.96%
*ə	Lai Sun Development Company Ltd.	52,363,000	1,470,879	1,269,750
				1,269,750
Health Care - 2.58%
*ƻ	Itamar Medical Ltd.	215,000	92,837	128,105
*	Transcept Pharmaceuticals, Inc.	306,550	1,309,196	977,895
				1,106,000
Industrials - 0.96%
*	Tecumseh Products Co.	84,140	411,162	409,762
				409,762
Information Technology - 23.61%
	Apple, Inc.	4,670	2,197,592	2,956,110
	Compuware Corp.	111,390	1,146,728	1,102,761
*	Covisint Corp.	111,890	771,086	566,163
*	DSP Group, Inc.	133,270	842,792	1,118,135
*	Quantum Corp.	410,130	479,321	467,548
*	Rosetta Stone, Inc.	177,830	1,864,162	1,749,847
*	Seachange International, Inc.	225,510	2,278,467	2,160,386
				10,120,950
Materials - 4.69%
*β	Colossus Minerals, Inc.	1,159,672	1,670,855	336,305
*β	Sandstorm Metals & Energy Ltd.	1,335,680	1,618,853	1,675,452
				2,011,757

	Total Common Stocks (Cost $21,948,329)			20,462,121

				(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of May 31, 2014
			Shares	Cost	Value (Note 1)

EXCHANGE TRADED PRODUCT - 1.47%
	Market Vectors Gold Miners ETF		27,990	$655,744	$629,775

	Total Exchange Traded Product (Cost $655,744)				629,775

CLOSED-END FUND - 2.96%
	American Select Portfolio		120,160	1,152,342	1,268,890

	Total Closed-End Fund (Cost $1,152,342)				1,268,890

		Shares	Dividend Rate	Maturity Date
PREFERRED STOCKS - 8.06%
	MVC Capital, Inc.	33,950	7.250%	1/15/2023	873,194
	Oxford Lane Capital Corp.	65,000	8.500%	12/31/2017	1,682,200
	SandRidge Energy, Inc.	8,200	8.500%	12/31/2049	902,000
					3,457,394

	Total Preferred Stocks (Cost $3,315,132)				3,457,394

		Par	Interest Rate	Maturity Date
CONVERTIBLE BOND - 2.14%
	Tower Group International Ltd.	$966,000	5.000%	9/15/2014	917,700

	Total Convertible Bond (Cost $955,817)				917,700

		Par	Interest Rate	Maturity Date
CORPORATE BONDS - 12.34%
β	Athabasca Oil Corp.	$1,319,000	7.500%	11/19/2017	1,243,938
	Cenveo Corp.	945,000	8.875%	2/1/2018	968,625
	Clayton Williams Energy, Inc.	841,000	7.750%	4/1/2019	893,563
	Goodrich Petroleum Corp.	1,304,000	8.875%	3/15/2019	1,369,200
	Resolute Energy Corp.	786,000	8.500%	5/1/2020	815,475
					5,290,801

	Total Corporate Bonds (Cost $5,059,862)				5,290,801
			Strike	Exercise
		Shares	Price	Date
WARRANTS - 0.01%
β	Colossus Minerals, Inc.	580,998	$1.00	3/17/2019	5,810

	Warrants (Cost $0)				5,810

					(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of May 31, 2014
		Shares	Cost	Value (Note 1)

SHORT-TERM INVESTMENT - 27.47%
	§ Federated Treasury Obligations Fund, 0.01%	11,778,104	$11,778,104	$11,778,104

	Total Short-Term Investment (Cost $11,778,104)			11,778,104

Total Value of Investments (Cost $44,865,330) - 102.18%				$43,810,595

Liabilities in Excess of Other Assets - (2.18)%				(935,585)

	Net Assets - 100%			$42,875,010

*	Non-income producing investment	β	Canadian security
§	Represents 7 day effective yield	ƻ	Israeli Security
µ	American Depository Receipt	ə	Hong Kong Security

	The following acronym is used in this portfolio:
	PLC - Public Limited Company (British)

	Summary of Investments by Sector
		% of Net
	Sector	Assets	Value
	Communications	4.59%	$1,967,188
	Consumer Discretionary	0.88%	377,002
	Consumer Staples	2.43%	1,042,081
	Energy	5.03%	2,157,632
	Financials	2.96%	1,269,750
	Health Care	2.58%	1,106,000
	Industrials	0.96%	409,762
	Information Technology	23.61%	10,120,950
	Materials	4.69%	2,011,757
	Exchange Traded Product	1.47%	629,775
	Closed-End Fund	2.96%	1,268,890
	Preferred Stocks	8.06%	3,457,394
	Convertible Bond	2.14%	917,700
	Corporate Bonds	12.34%	5,290,801
	Warrants	0.01%	5,810
	Short-Term Investment	27.47%	11,778,104
	Other Assets less Liabilities	(2.18)%	(935,585)
	Total	100.00%	$42,875,010

				(Continued)

ROUMELL OPPORTUNISTIC VALUE FUND

Schedule of Investments
(Unaudited)

As of May 31, 2014

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation	$2,006,776
Aggregate gross unrealized depreciation	(3,061,512)

Net unrealized depreciation	$(1,054,736)

(Continued)

Roumell Opportunistic Value Fund Schedule of Investments (Unaudited)
As of May 31, 2014

Note 1 - Investment Valuation

The Roumell Opportunistic Value Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1: quoted prices in active markets for identical investments
Level 2: other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity- specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Roumell Opportunistic Value Fund Schedule of Investments (Unaudited)
As of May 31, 2014

Note 1 - Investment Valuation - continued

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.  The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement. The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of May 31, 2014:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$20,462,122	$20,462,122	$-	$-
Exchange Traded Product	629,775	629,775	-	-
Closed-End Fund	1,268,890	1,268,890	-	-
Preferred Stocks	3,457,394	3,457,394	-	-
Convertible Bond	917,700	-	917,700	-
Corporate Bonds	5,290,800	-	5,290,800	-
Warrants	5,810	-	5,810	-
Short-Term Investment	11,778,104	11,778,104	-	-
Total	$43,810,595	$37,596,285	$6,214,310	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)	The Principal Executive Officers and Principal Financial Officers have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/James C. Roumell
Date: July 11, 2014	James C. Roumell President and Principal Executive Officer Roumell Opportunistic Value Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/James C. Roumell
Date: July 11, 2014	James C. Roumell President and Principal Executive Officer Roumell Opportunistic Value Fund

By: (Signature and Title)	/s/Craig L. Lukin
Date: July 11, 2014	Craig L. Lukin Treasurer and Principal Financial Officer Roumell Opportunistic Value Fund